Financial and capital risks management (Movements of contingent consideration during the period in the balance of the Level 3 fair value measurements) (Detail) - At fair value [member] - Level 3 [member] - Contingent consideration [member] - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial and capital risks management [line items]
Beginning of the year	¥ 859,547	¥ 0
Movement:
Gains on fair value changes	746,850	859,547
Profit compensation received from Huaneng Group	(615,014)	0
End of the year	991,383	859,547
Total gains for the year included in profit or loss for assets held at the end of the reporting period	¥ 746,850	¥ 859,547